united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 10/31/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

LOOKING LONG-TERM

Semi-Annual Report | AdvisorOne Funds | October 31, 2021

BRINKER CAPITAL INVESTMENTS

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team	1

CLS Global Aggressive Equity Fund
Portfolio Summary	4
Performance Update	5

CLS Global Diversified Equity Fund
Portfolio Summary	6
Performance Update	7

CLS Growth and Income Fund
Portfolio Summary	8
Performance Update	9

CLS Flexible Income Fund
Portfolio Summary	10
Performance Update	11

CLS Shelter Fund
Portfolio Summary	12
Performance Update	13

Schedule of Investments
CLS Global Aggressive Equity Fund	14
CLS Global Diversified Equity Fund	16
CLS Growth and Income Fund	18
CLS Flexible Income Fund	20
CLS Shelter Fund	23

Statements of Assets and Liabilities	24

Statements of Operations	26

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AdvisorOne Funds Semi-Annual Report

Table of Contents (Continued)

Statements of Changes in Net Assets
CLS Global Aggressive Equity Fund	28
CLS Global Diversified Equity Fund	28
CLS Growth and Income Fund	29
CLS Flexible Income Fund	29
CLS Shelter Fund	30

Financial Highlights
CLS Global Aggressive Equity Fund	31
CLS Global Diversified Equity Fund	33
CLS Growth and Income Fund	35
CLS Flexible Income Fund	37
CLS Shelter Fund	39

Notes to Financial Statements	41

Shareholder Expense Example	60

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AdvisorOne Funds Semi-Annual Report

Letter from the Portfolio Management Team

Dear Shareholders:

We hope this letter finds you well, and that you find our comments and charts on the markets, economy, and portfolio positioning of value. We welcome your feedback and thank you for the trust and confidence you have placed in Brinker Capital Investments, a brand entity of Orion Advisor Solutions.

A Look Back

●	While returns over the six-month period ending October 31, 2021 were strong, the latter half provided stale returns for US equities. Consider that the Russell 3000 Index returned 9.8% over the period, led higher by large cap stocks. Small cap stocks[1] returned just 1.9% over the same time period. Markets were supported by strong corporate performance, as Q2 earnings results easily topped Wall Street expectations. With that said, investors became risk averse toward the end of the period, as most major indices were in the red for the month of September. The flat returns for the quarter were indicative of a market catching its breath, as economic growth expectations have cooled of late, and US fiscal policy uncertainty persists.

●	Overseas, International returns lagged those of the US, with the broad international benchmark[2] returning 1.8% for the period. Emerging markets[3] faltered, especially in the third quarter, as actions in China rippled through the asset class.

●	Looking elsewhere: Fixed income investors experienced a quiet summer, as interest rates trended sideways for most of the period before spiking in late September and October. The 10-year Treasury yield[4] began the period at 1.60% and settled at 1.55% on October 31. As such, traditional bonds provided a price return of just 0.1%, and another 1% from yield. Inflation ran hot, a negative for outstanding bonds, and the holders of those bonds. Elsewhere, commodity prices were strong, as the broad index[5] returned 14% on the back of surging oil prices.

Something to Think About

●	Timing is everything: The Federal Reserve (Fed) has remained transparent around monetary policy. Assuming the economy continues to recover, the central bank will begin tapering its monthly, $120 billion bond purchasing program in November. Despite the expected tapering, Chairman Powell remains committed to supportive monetary policy. The September Federal Open Market Committee survey suggests no changes to the Fed Funds rate until late 2022, at the earliest. We expect the markets to absorb the impact of tapering, so long as the pace and timing remain transparent.

1	Russell 200 TR USD

2	MSCI ACWI Ex USA NR USD

3	MSCI EM NR USD

4	Bloomberg US Agg Bond TR USD

5	Bloomberg Commodity TR USD

AdvisorOne Funds Semi-Annual Report
●	Not so fast: In addition to fiscal policy uncertainty, several macro headwinds have weighed on economic growth of late, including the Delta variant, supply chain disruptions and staffing challenges. With that said, those headwinds should dissipate over the coming months, and we believe it is likely the US economy will grow 6% or better this year.

Current Positioning

●	We’re optimistic: We remain optimistic on the economy and risk-assets; monetary policy is supportive, the housing market is strong, consumer balance sheets are healthy and corporate profits are at historic highs. Additionally, improvements in the labor market, supply chains, and vaccination rates are likely positive catalysts going forward. Inflation and fiscal policy uncertainty near-term are challenges, but we believe the positives outweigh the negatives. Within equities we are underweight to large caps. Within international equities, we are slightly overweight to emerging markets. Global equities should do well as the Delta variant fades and growth accelerates.

●	A balanced approach: While we are optimistic on the economy and stocks – see the bullet point above – it wouldn’t surprise us if markets remained a bit volatile into the fourth quarter as investors confront the tapering of the Fed’s securities purchase program, still elevated inflation, and the fallout from China’s Evergrande Group. Broadly diversified, multi-asset class portfolios can help mitigate the impact of market volatility, and help investors keep their focus on the long term.

Thank you for your trust and confidence in managing your funds.

Sincerely,

Brinker Capital Investments (formerly known as CLS Investments) Portfolio Management Team

1759-NLD-12/06/2021

3057-CLS-12/6/2021

AdvisorOne Funds Semi-Annual Report

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AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Aggressive Equity gained 2.92% over the six-month period ending October 31, 2021. The Fund has a Risk Budget of 110 (over time, it assumes 110% of the risk of a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

The Fund underperformed its benchmark and peers during this time frame. Exposure to certain domestic value sectors such as financials and energy were positive to performance. Emerging market allocations were the largest detractor to performance.

The Fund’s largest sector tilts are in financials, energy, and materials. Regionally, allocations to Europe and emerging markets are overweight. The Fund remains allocated to a balance of asset classes with attractive valuation and momentum characteristics.

Turnover for the Fund over the past six months was 12%.

*	Based on total net asset value as of October 31, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
VanEck Morningstar Wide Moat ETF	9.93%
The Fund seeks to track the overall performance of attractively priced companies with sustainable competitive advantages according to Morningstar’s equity research team.
Schwab Fundamental International Large Company Index ETF	9.10%
The Fund seeks to track as closely as possible, before fees and expenses, the total return of the Russell Fundamental Developed ex-U.S. Large Company Index. The Fund will concentrate its investments in a group of sectors approximating the Index and achieve over time a correlation with the Index’s performance.
Vanguard U.S. Value Factor	6.93%
U.S. Value Factor ETF seeks to provide long-term capital appreciation by investing in U.S. stocks with lower market valuations relative to fundamentals, such as book value of equity and earnings. Relatively inexpensive stocks have tended to earn a higher return than expensive stocks.
Invesco FTSE RAFI Emerging Markets ETF	6.75%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
iShares Semiconductor ETF	6.20%
The iShares Semiconductor ETF seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector.
Cambria Global Value ETF	5.99%
The Cambria Global Value ETF identifies the cheapest stock markets in the world using a composite of cyclically adjusted price ratios. The ETF begins with a universe of 45 countries, located in developed and emerging markets. GVAL then selects the top 25% cheapest country stock markets as measured by Cambria’s proprietary long-term valuation metrics based on relative and absolute valuation. Cambria then uses a valuation composite across traditional metrics such as trailing P/E, P/B, P/S, P/FCF, and EV/EBITDA to select the 10 most undervalued stocks out of the top 30 largest stocks by market capitalization within each country.
iShares MSCI International Momentum Factor ETF	5.98%
The iShares MSCI Intl Momentum Factor ETF seeks to track the performance of an index that measures the performance of large- and mid-capitalization developed international stocks exhibiting relatively higher momentum characteristics, before fees and expenses.
iShares U.S. Financial Services ETF	5.66%
The iShares U.S. Financial Services ETF seeks to track the investment results of an index composed of U.S. equities in the financial services sector.
Fidelity Value Factor ETF	4.75%
The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Value Factor IndexSM. Normally investing at least 80% of assets in securities included in the Fidelity U.S. Value Factor Index, which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that have attractive valuations.
Vanguard US Momentum Factor ETF	3.99%
The investment seeks to provide long-term capital appreciation by investing in stocks with strong recent performance as determined by the advisor. The fund invests primarily in U.S. common stocks with the potential to generate higher returns relative to the broad U.S. equity market by investing in stocks with strong recent performance as determined by the advisor. The portfolio will include a diverse mix of companies representing many different market sectors and industry groups. Under normal circumstances, at least 80% of the fund’s assets will be invested in securities issued by U.S. companies.

AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2021

	6 Months	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	2.92%	37.95%	17.10%	14.36%	11.75%	NA
Class T Shares[1]	2.92%	37.95%	NA	NA	N/A	18.60%
MSCI ACWI Index	7.01%	37.28%	17.47%	14.72%	11.32%	18.97%
Risk Budget Benchmark*	7.42%	42.40%	19.61%	16.80%	13.60%	20.71%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.71% for Class N shares and 1.56% for Class T shares as of 9/1/21. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Aggressive Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 27 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 110% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global ex US Lg-Mid Index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization.

AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Diversified Equity returned 2.66% for the six -month period ending October 31, 2021. The Fund has a Risk Budget of 100 (over time, it is approximately as risky as a diversified equity portfolio consisting of 60% domestic equities and 40% international equities).

The Fund underperformed its benchmark and peers during this time frame. Exposure to certain domestic value sectors such as financials and energy were positive to performance, as were commodity allocations. Emerging market allocations were the largest detractor to performance.

The Fund’s largest sector tilts are in financials, energy, and materials. Regionally, allocations to emerging markets and parts of Europe remain overweight. The Fund remains positioned in asset classes with significant valuation discounts, and therefore areas we believe have the highest expected returns going forward.

Turnover for the Fund over the last six months was 1%.

*	Based on total net asset value as of October 31, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Invesco FTSE RAFI Emerging Markets ETF	11.61%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
Davis Select Financial ETF	10.62%
The Fund seeks long-term capital growth and capital preservation.
Fidelity Value Factor ETF	9.45%
The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Value Factor IndexSM. Normally investing at least 80% of assets in securities included in the Fidelity U.S. Value Factor Index, which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies that have attractive valuations.
Schwab Fundamental U.S. Small Company Index ETF	7.63%
The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFI US Small Company Index.
Invesco DB Commodity Index Tracking Fund	7.23%
The Invesco DB Commodity Index Tracking (Fund) seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess Return™ (DBIQ Opt Yield Diversified Comm Index ER or Index) plus the interest income from the Fund’s holdings of primarily US Treasury securities and money market income less the Fund’s expenses. The Fund is designed for investors who want a cost-effective and convenient way to invest in commodity futures. The Index is a rules-based index composed of futures contracts on 14 of the most heavily traded and important physical commodities in the world. The Fund and the Index are rebalanced and reconstituted annually in November.
WisdomTree Emerging Markets High Dividend Fund	6.88%
The Fund seeks to track the price and yield performance of the WisdomTree Emerging Markets High Dividend Index which comprised of the highest dividend-yielding common stocks selected from WisdomTree Emerging Markets Dividend Index.
First Trust Financial AlphaDEX Fund	6.41%
The First Trust Financials AlphaDEX® Fund is an exchange-traded fund. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the StrataQuant® Financials Index.
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5.61%
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	4.50%
The Fund seeks to track the investment results of the RAFI Dynamic Multi-Factor Emerging Markets Index. The Underlying Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies.
FlexShares Global Upstream Natural Resources Index Fund	3.76%
seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Global Upstream Natural Resources Index (Underlying Index).

AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2021

	6 Months	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	2.66%	38.91%	14.33%	12.22%	9.98%	NA
Class T Shares[1]	2.66%	38.91%	NA	NA	NA	15.38%
MSCI ACWI Index	7.01%	37.28%	17.47%	14.72%	11.32%	18.97%
Risk Budget Benchmark*	6.77%	38.23%	18.36%	15.67%	12.64%	19.35%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.65% for Class N shares and 1.50% for Class T shares as of 9/1/21. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Diversified Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 27 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization.

AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Portfolio Summary

Portfolio Commentary

CLS Growth and Income returned 2.30% for the six-month period, ending October 31, 2021. The Fund has a Risk Budget of 55 (over time, it is approximately 55% as risky as a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

Exposure to commodities was a big tailwind for the portfolio over the period. Within equities, global innovation companies and financial stocks also provided a boost to performance. Outside of financials, other areas of US value stocks hurt performance. Emerging market stocks were a big laggard over the period. In fixed income, active managers that are utilized in the Fund helped performance as well as exposure to treasury inflation protected securities (TIPS).

The Fund’s largest sector tilts are to financial stocks and materials companies. Technology and healthcare are the largest underweights. Geographically, the Fund continues to favor emerging markets as the largest overweight. The Fund remains positioned in asset classes with significant valuation discounts, and therefore areas we believe have the highest expected returns going forward.

Within fixed income, the Fund’s interest-rate sensitivity is below the overall bond market. The Fund is positioned in higher quality US bonds, with the largest fixed income sector overweight being in TIPS, which was beneficial to performance during the six-month period.

Turnover for the Fund over the last six months was 3%.

*	Based on total net asset value as of October 31, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Fidelity Total Bond ETF	11.80%
The Fund seeks to provide a high level of current income. The fund normally invests at least 80% of its assets in debt securities of all types and repurchase agreements for those securities.
iShares MSCI USA Value Factor ETF	11.39%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	8.88%
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in commodity-linked futures and other financial instruments that provide economic exposure to a diverse group of the world’s most heavily traded commodities. The Fund seeks to provide long-term capital appreciation using an investment strategy designed to exceed the performance of DBIW Optimum Yield Diversified Commodity Index Excess Return, an index composed of future contracts on 14 heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors.
Schwab Fundamental International Large Company Index ETF	6.97%
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFI™ Developed ex US Large Company Index.
First Trust TCW Opportunistic Fixed Income ETF	6.78%
The Fund seeks to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities.
Schwab Fundamental Emerging Markets Large Company Index ETF	5.73%
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFI Emerging Markets Large Company Index.
Janus Henderson Short Duration Income ETF	4.57%
The Fund seeks to provide a steady income stream with capital preservation across various market cycles, and consistently outperform the LIBOR 3-month rate by a moderate amount through various market cycles while providing low volatility. The average portfolio duration generally will be within 0-2 year of LIBOR.
PIMCO Active Bond ETF	4.32%
The Fund is a diversified portfolio of high quality bonds that is actively managed, seeking current income and long-term capital appreciation, consistent with prudent investment management.
Vanguard Short-Term Inflation-Protected Securities ETF	3.48%
Vanguard Short-Term Inflation-Protected Securities ETF seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than five years.
SPDR Blackstone Senior Loan ETF	3.22%
The Fund seeks to provide current income consistent with the preservation of capital.

AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Performance Update

Annualized Total Returns as of October 31, 2021

	6 Months	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	2.30%	18.55%	7.77%	6.38%	5.85%	NA
Class T Shares[1]	2.30%	18.55%	NA	NA	NA	8.50%
MSCI ACWI Index	7.01%	37.28%	17.47%	14.72%	11.32%	18.97%
Risk Budget Benchmark*	3.74%	19.70%	10.70%	9.19%	7.31%	11.19%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.56% for Class N shares and 1.41% for Class T shares as of 9/1/21. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Growth and Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 27 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 45% of the Morningstar Cash Index. The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The index includes both developed and emerging markets. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The Morningstar Cash Index is an index that measures the performance of a Treasury Bill with six to eight weeks until maturity in the U.S. Market.

AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Portfolio Summary

Portfolio Commentary

CLS Flexible Income returned -0.04% for the six-month period, ended October 31, 2021. The Fund has a Risk Budget of 20 (i.e., over time the Fund is approximately 20 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

Within fixed income, exposure to senior bank loans, high yield corporate bonds, and treasury inflation protected securities (TIPS) were positive contributors to performance. In equities, healthcare companies performed well during the period. The Fund was negatively impacted by emerging market equities and bonds, short duration positions in fixed income, and a flattening of the treasury curve.

In terms of portfolio positioning, the Fund has an overweight to international equities relative to its global benchmark. Within fixed income sector, TIPS are the largest sector overweight the Fund also has an overweight to corporate bonds and an underweight to US treasuries. The Fund continues to have a lower duration than the broad bond market as we expect an environment moving forward where interest rates rise.

Turnover for the Fund over the last six months was 1%.

*	Based on total net asset value as of October 31, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
PIMCO Active Bond ETF	13.13%
The Fund is a diversified portfolio of high quality bonds that is actively managed, seeking current income and long-term capital appreciation, consistent with prudent investment management.
Quadratic Interest Rate Volatility and Inflation ETF	12.71%
The Fund seeks to hedge the risk of increased fixed income volatility and rising inflation and to profit from rising long-term interest rates or falling short-term interest rates, often referred to as a steepening of the U.S. interest rate curve, while providing inflation-protected income.
SPDR Blackstone Senior Loan ETF	11.73%
The Fund seeks to provide current income consistent with the preservation of capital.
Janus Henderson Short Duration Income ETF	10.73%
The Fund is an actively managed fixed income ETF which seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. It is designed to move beyond conventional constraints and provide positive absolute returns.
Vanguard Short-Term Inflation-Protected Securities ETF	8.31%
Vanguard Short-Term Inflation-Protected Securities ETF seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than five years.
PIMCO Enhanced Short Maturity Active ETF	5.93%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Vanguard Intermediate-Term Corporate Bond ETF	5.20%
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.
First Trust Emerging Markets Local Currency Bond ETF	4.38%
The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by issuers in emerging market countries (“Debt Instruments”) that are denominated in the local currency of the issuer.
iShares 0-5 Year High Yield Corporate Bond ETF	4.02%
seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years.
SPDR Doubleline Total Return Tactical ETF	3.45%
The Fund seeks to maximize total return.

AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2021

	6 Months	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	0.14%	2.88%	4.46%	2.98%	2.70%	NA
Class T Shares[1]	0.14%	2.88%	NA	NA	N/A	4.62%
Bloomberg Barclays Aggregate Bond Index	1.06%	-0.48%	5.63%	3.10%	3.00%	5.30%
Risk Budget Benchmark*	1.37%	6.83%	4.56%	4.05%	3.05%	4.71%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.22% for Class N shares and 1.07% for Class T shares as of 9/1/21. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The Bloomberg Barclays US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moddy’s), fixed-rate, and taxable areas of the bond market. Prior to August 24, 2016, the Index was known as Barclays Aggregate Bond Index.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 80% of the 1-3 month Treasury Bill index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Portfolio Summary

Portfolio Commentary

CLS Shelter returned 5.18% for the six-month period ending October 31, 2021. The Fund has a risk-based benchmark (75 percent of a blended benchmark consisting of 80 percent of the Morningstar U.S. Market Index (a benchmark for the U.S. market) and 20 percent of the Morningstar Global Market ex U.S. Large-Mid Index (a benchmark for international stocks), and 25 percent of the Morningstar Cash Index (an index of very short-term government debt securities).

After returning to a fully diversified equity portfolio at the end of April, 2021, the Fund moved to a position with a 5% allocation to minimum volatility securities to begin the period. Shortly into the period market volatility moved the Fund to 15% minimum volatility securities, but that would be the most protection the Fund would be allocated to over the period. During the six-month time period the market was upward trending but saw periods of volatility. Remaining in a majority of diversified equities was a boost to performance for the Fund. The exposure to minimum volatility securities was helpful to performance as well. Selection within the diversified equities portion proved to hinder performance as exposure to small cap equities and international, particularly emerging market stocks hurt performance. The Fund continued to be allocated to 85% to 100% diversified global equities and 0% to 15% minimum volatility securities and 0% treasury bills during the period.

Turnover for the Fund over the last six months was 67%.

*	Based on total net asset value as of October 31, 2021. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Portfolio Holdings*	*Percentages based on Net Assets
John Hancock Multi-Factor Large Cap ETF	23.00%
To pursue results that closely correspond, before fess and expenses, to the performance of the John Hancock Dimensional Large Cap Index.
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	14.77%
The investment seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index. The index is designed to deliver exposure to equity securities of emerging market issuers. The fund invests at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	13.46%
The investment seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index. The index is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.
Goldman Sachs ActiveBeta International Equity ETF	10.09%
The Fund seeks to provide investment results that closely correspond to the performance of the Goldman Sachs ActiveBeta International Equity Index. It invests in securities included in its underlying index. The Index is designed to deliver exposure to equity securities of developed market issuers outside of the U.S.
iShares MSCI USA Quality Factor ETF	10.07%
The iShares MSCI USA Quality Factor ETF seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Vanguard U.S. Value Factor	9.50%
U.S. Value Factor ETF seeks to provide long-term capital appreciation by investing in U.S. stocks with lower market valuations relative to fundamentals, such as book value of equity and earnings. Relatively inexpensive stocks have tended to earn a higher return than expensive stocks.
Simplify US Equity PLUS Convexity ETF	5.09%
The investment seeks to provide capital appreciation. The adviser seeks to achieve the fund’s investment objective by investing primarily in equity securities of U.S. companies and applying a convexity option overlay strategy to the equity investments. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, primarily by purchasing exchange-traded funds (“ETFs”). The option overlay consists of purchasing exchange-traded and over the counter (“OTC”) put and call options on the S&P 500 Index or an S&P 500 Index ETF.
Invesco Russell 1000 Dynamic Multifactor ETF	4.72%
The Invesco Russell 1000 Dynamic Multifactor ETF (Fund) is based on the Russell 1000 Invesco Dynamic Multifactor Index (Index). The Fund will invest at least 80% of its total assets in the securities that comprise the Index. The Index is constructed using a rules-based approach that re-weights large-cap securities of the Russell 1000 Index according to economic cycles and market conditions, reflected by expansion, slowdown, contraction or recovery. The securities are assigned a multi-factor score from one of five investment styles: value, momentum, quality, low volatility and size. The Fund and Index are reconstituted and rebalanced based on economic indicator signal changes, as frequently as monthly.
Schwab Fundamental U.S. Small Company Index ETF	4.31%
The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFI™ US Small Company Index.
Schwab Fundamental International Large Company Index ETF	4.02%
The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFI™ Developed ex US Large Company Index.

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2021

	6 Months	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (12/7/18-4/30/21)
Class N Shares[1]	5.18%	21.04%	5.11%	7.36%	6.76%	NA
Class T Shares[1]	5.27%	21.21%	NA	NA	N/A	5.94%
MSCI ACWI Index	7.01%	37.28%	17.47%	14.72%	11.32%	18.97%
Risk Based Benchmark*	6.27%	29.46%	15.50%	13.39%	11.04%	16.18%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.47% for Class N shares and 1.32% for Class T shares as of 9/1/21. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 27 emerging markets.

*	Performance of the risk based benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk based benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Morningstar U.S. Market Index and 20% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 25% of the 1-3 month Treasury Bill index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)

October 31, 2021

	Shares	Fair Value
EQUITY FUNDS — 100.0%
DEVELOPED INTERNATIONAL — 22.0%
Davis Select International ETF	210,000	$4,300,800
iShares MSCI Europe Financials ETF	78,000	1,641,900
iShares MSCI International Momentum Factor ETF(a)	206,000	8,231,760
Schwab Fundamental International Large Company Index ETF(a)	373,000	12,540,260
Xtrackers MSCI Europe Hedged Equity ETF	100,000	3,565,000
		30,279,720
EMERGING MARKETS — 12.4%
Invesco FTSE RAFI Emerging Markets ETF	416,000	9,293,440
KraneShares CSI China Internet ETF	50,000	2,387,000
Nifty India Financials ETF(b),(c)	50,000	1,879,305
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF(c)	120,000	3,491,460
		17,051,205
GLOBAL — 6.0%
Cambria Global Value ETF(c)	343,000	8,252,580

LARGE-CAP CORE — 9.9%
VanEck Vectors Morningstar Wide Moat ETF(a)	180,000	13,676,400

LARGE-CAP GROWTH — 13.2%
Fidelity MSCI Communication Services Index ETF	19,000	1,019,350
First Trust Cloud Computing ETF(a)	35,000	3,980,900
iShares Semiconductor ETF(a)	18,000	8,543,340
VanEck Retail ETF(a)	25,000	4,665,000
		18,208,590
LARGE-CAP VALUE — 24.9%
Fidelity Value Factor ETF(a),(c)	131,000	6,536,900
iShares U.S. Broker-Dealers & Securities Exchanges ETF	28,000	3,189,480
iShares U.S. Financial Services ETF	39,000	7,790,250
John Hancock Multi-Factor Energy ETF(a),(c)	90,000	2,095,200
John Hancock Multi-Factor Financials ETF(c)	95,000	5,143,566
Vanguard U.S. Value Factor	93,000	9,541,800
		34,297,196
SMALL/MID-CAP GROWTH — 7.9%
Invesco Dynamic Leisure and Entertainment ETF	40,000	2,019,600
SPDR S&P Transportation ETF	37,000	3,358,860
Vanguard US Momentum Factor ETF	40,000	5,489,800
		10,868,260
SMALL/MID-CAP VALUE — 3.7%
Avantis U.S. Small Cap Value ETF	14,000	1,101,240
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF(a)	55,000	3,999,842
		5,101,082
TOTAL EQUITY FUNDS (Cost $90,829,815)		137,735,033
14	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)

October 31, 2021

	Shares	Fair Value
SHORT-TERM INVESTMENTS — 14.1%
COLLATERAL FOR SECURITIES LOANED — 14.0%
Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $19,234,065)(d),(e)	19,234,065	$19,234,065

MONEY MARKET FUNDS — 0.1%
Federated Hermes Government Obligations Fund, Institutional Class, 0.03% (Cost $194,339)(e)	194,339	194,339

TOTAL SHORT-TERM INVESTMENTS (Cost $19,428,404)		19,428,404

TOTAL INVESTMENTS — 114.1% (Cost $110,258,219)		$157,163,437
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.1)%		(19,424,567)
NET ASSETS — 100.0%		$137,738,870

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2021 was $18,846,787.

(b)	Non-income producing security.

(c)	Affiliated Company – CLS Global Aggressive Equity Fund holds in excess of 5% of outstanding voting securities of this security.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2021. Total collateral had a value of $19,234,065 at October 31, 2021.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2021.
15	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)

October 31, 2021

	Shares	Fair Value
EQUITY FUNDS — 96.5%
COMMODITIES — 7.2%
Invesco DB Commodity Index Tracking Fund, N(a)	1,160,000	$24,766,000

DEVELOPED INTERNATIONAL — 8.6%
Alpha Architect International Quantitative Value ETF	110,000	3,006,300
Goldman Sachs ActiveBeta Europe Equity ETF(b)	85,000	3,169,557
Invesco FTSE RAFI Developed Markets ex-US ETF	242,000	11,686,180
iShares MSCI United Kingdom ETF(c)	344,000	11,585,920
		29,447,957
EMERGING MARKETS — 30.2%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	517,000	19,222,060
Invesco FTSE RAFI Emerging Markets ETF	1,781,000	39,787,539
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF(b)	530,000	15,420,615
WisdomTree Emerging Markets High Dividend Fund	545,000	23,571,250
WisdomTree Emerging Markets Quality Dividend Growth Fund(b)	185,500	5,182,870
		103,184,334
GLOBAL — 5.9%
Davis Select Worldwide ETF	240,000	7,432,800
FlexShares Global Upstream Natural Resources Index Fund(c)	332,000	12,878,280
		20,311,080
LARGE-CAP CORE — 14.5%
Davis Select Financial ETF(b)	1,135,000	36,400,698
DBX ETF Trust — Xtrackers Russell 1000 US QARP ETF(b)	150,000	6,304,065
John Hancock Multi-Factor Health Care ETF(b)(c)	140,000	7,012,600
		49,717,363
LARGE-CAP VALUE — 14.6%
Direxion Russell 1000 Value Over Growth ETF(b)	143,000	8,358,136
Fidelity Value Factor ETF(b)(c)	649,000	32,385,100
John Hancock Multi-Factor Financials ETF(b)	65,000	3,519,282
Legg Mason Low Volatility High Dividend ETF	150,000	5,599,575
		49,862,093
LOW VOLATILITY EQUITIES — 1.5%
iShares MSCI Global Min Vol Factor ETF(c)	50,000	5,286,500

SMALL/MID-CAP CORE — 7.6%
Schwab Fundamental U.S. Small Company Index ETF	477,000	26,139,600

SMALL/MID-CAP VALUE — 6.4%
First Trust Financial AlphaDEX Fund(c)	465,000	21,971,250

TOTAL EQUITY FUNDS (Cost $222,434,138)		330,686,177
16	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)

October 31, 2021

	Shares	Fair Value
SHORT-TERM INVESTMENTS — 13.2%
COLLATERAL FOR SECURITIES LOANED — 9.6%
Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $32,829,227)(d),(e)	32,829,227	$32,829,227

MONEY MARKET FUNDS — 3.6%
Federated Hermes Government Obligations Fund, Institutional Class, 0.03% (Cost $12,463,602)(e)	12,463,602	12,463,602

TOTAL SHORT-TERM INVESTMENTS (Cost $45,292,829)		45,292,829

TOTAL INVESTMENTS — 109.7% (Cost $267,726,967)		$375,979,006
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(33,281,676)
NET ASSETS — 100.0%		$342,697,330

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	Affiliated Company – CLS Global Diversified Equity Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2021 was $32,107,949.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2021. Total collateral had a value of $32,829,227 at October 31, 2021.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2021.
17	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)

October 31, 2021

	Shares	Fair Value
BOND FUNDS — 45.0%
HIGH YIELD BONDS — 4.0%
First Trust ETF IV First Trust Tactical High Yield ETF	24,150	$1,155,095
SPDR Blackstone Senior Loan ET	210,000	9,639,000
VanEck High Yield Muni ETF(a)	20,000	1,241,800
		12,035,895
INTERMEDIATE/LONG-TERM BONDS — 29.5%
Fidelity Total Bond ETF(a)	664,963	35,282,937
First Trust TCW Opportunistic Fixed Income ETF	380,000	20,292,000
PIMCO Active Bond ETF	117,500	12,929,700
Schwab US TIPS ETF	120,381	7,581,595
SPDR Doubleline Total Return Tactical ETF	196,922	9,430,595
Western Asset Total Return ETF	100,000	2,673,000
		88,189,827
INTERNATIONAL BOND — 1.4%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	140,000	4,121,600

SHORT-TERM BONDS — 10.1%
Janus Henderson AAA CLO ETF(a)	50,000	2,526,000
Janus Henderson Short Duration Income ETF	273,234	13,664,432
PIMCO Enhanced Short Maturity Active ETF	26,257	2,672,700
SPDR Blbg Investment Grade Floating Rate ETF	35,000	1,072,400
Vanguard Short-Term Inflation-Protected Securities ETF	200,000	10,414,000
		30,349,532

TOTAL BOND FUNDS (Cost $129,198,427)		134,696,854

EQUITY FUNDS — 52.8%
ALTERNATIVE — 1.1%
IQ Merger Arbitrage ETF(a)	96,874	3,183,280

COMMODITIES — 11.2%
Invesco DB Commodity Index Tracking Fund, N(b)	105,000	2,241,750
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,200,000	26,556,000
iShares Gold Trust(b)	137,500	4,665,375
		33,463,125
DEVELOPED INTERNATIONAL — 7.8%
JPMorgan BetaBuilders Europe ETF(a)	40,000	2,396,800
Schwab Fundamental International Large Company Index ETF	620,000	20,844,400
		23,241,200
EMERGING MARKETS — 6.7%
Invesco FTSE RAFI Emerging Markets ETF(a)	132,800	2,966,752
Schwab Fundamental Emerging Markets Large Company Index ETF(a)	530,000	17,140,200
		20,106,952
GLOBAL — 3.9%
Davis Select Worldwide ETF	100,000	3,097,000
iShares Exponential Technologies ETF	130,772	8,511,949
		11,608,949
18	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)

October 31, 2021

	Shares	Fair Value
LARGE-CAP CORE — 2.4%
Davis Select US Equity ETF	160,176	$5,611,574
John Hancock Multi-Factor Industrials ETF(c)	30,000	1,629,027
		7,240,601
LARGE-CAP VALUE — 15.7%
iShares MSCI USA Value Factor ETF	330,000	34,056,000
John Hancock Multi-Factor Financials ETF(c)	60,000	3,248,568
Legg Mason Low Volatility High Dividend ETF	150,000	5,599,575
SPDR S&P Global Natural Resources ETF	80,000	4,325,600
		47,229,743
SMALL/MID-CAP CORE — 2.8%
John Hancock Multi-Factor Small Cap ETF	235,000	8,515,907

SMALL/MID-CAP VALUE — 1.2%
Alpha Architect US Quantitative Value ETF(a)	100,000	3,594,500

TOTAL EQUITY FUNDS (Cost $109,915,452)		158,184,257

SHORT-TERM INVESTMENTS — 5.1%
COLLATERAL FOR SECURITIES LOANED — 2.7%
Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $8,169,771)(d),(e)	8,169,771	8,169,771

MONEY MARKET FUNDS — 2.4%
Federated Hermes Government Obligations Fund, Institutional Class, 0.03% (Cost $7,124,381)(e)	7,124,381	7,124,381

TOTAL SHORT-TERM INVESTMENTS (Cost $15,294,152)		15,294,152

TOTAL INVESTMENTS — 102.9% (Cost $254,408,031)		$308,175,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(8,823,222)
NET ASSETS — 100.0%		$299,352,041

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2021 was $9,216,823.

(b)	Non-income producing security.

(c)	Affiliated Company – CLS Growth and Income Fund holds in excess of 5% of outstanding voting securities of this security.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2021. Total cash collateral had a value of $8,169,771 at October 31, 2021. Total non-cash collateral had a value of $1,251,329. Total non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund’s custodian.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2021.
19	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)

October 31, 2021

	Shares	Fair Value
BOND FUNDS — 92.6%
HIGH YIELD BONDS — 19.5%
iShares 0-5 Year High Yield Corporate Bond ETF	123,500	$5,625,425
PIMCO 0-5 Year High Yield Corporate Bond Index ETF(a)	10,000	990,200
SPDR Blackstone Senior Loan ET	357,439	16,406,450
VanEck High Yield Muni ETF(a)	39,700	2,464,973
Xtrackers USD High Yield Corporate Bond ETF(a)	46,000	1,831,720
		27,318,768
INTERMEDIATE/LONG-TERM BONDS — 38.1%
iShares 3-7 Year Treasury Bond ETF	10,000	1,290,500
Janus Henderson Mortgage-Backed Securities ETF	73,200	3,875,940
PIMCO Active Bond ETF	166,909	18,366,665
Quadratic Interest Rate Volatility and Inflation(a)	649,500	17,770,320
SPDR Doubleline Total Return Tactical ETF	100,689	4,821,996
Vanguard Intermediate-Term Corporate Bond ETF	77,483	7,274,879
		53,400,300
INTERNATIONAL BOND — 7.8%
First Trust Emerging Markets Local Currency Bond(a)	191,000	6,121,550
iShares JP Morgan EM Local Currency Bond ETF(a),(b)	60,000	2,511,600
iShares JP Morgan USD Emerging Markets Bond ETF	20,350	2,236,262
		10,869,412
PREFERRED SECURITY — 2.2%
First Trust Preferred Securities and Income ETF	148,500	3,041,280

SHORT-TERM BONDS — 25.0%
Janus Henderson Short Duration Income ETF	300,000	15,003,000
PIMCO Enhanced Short Maturity Active ETF	81,447	8,290,490
Vanguard Short-Term Inflation-Protected Securities	223,100	11,616,817
		34,910,307

TOTAL BOND FUNDS (Cost $128,841,490)		129,540,067
20	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)

October 31, 2021

	Shares	Fair Value
EQUITY FUNDS — 5.1%
DEVELOPED INTERNATIONAL — 1.2%
Schwab Fundamental International Large Company Index ETF	52,000	$1,748,240

EMERGING MARKETS — 1.0%
Invesco FTSE RAFI Emerging Markets ETF	64,000	1,429,760

GLOBAL — 0.7%
iShares Global Healthcare ETF	11,900	1,039,346

LARGE-CAP VALUE — 2.2%
JPMorgan US Value Factor ETF	46,200	1,713,096
Vanguard High Dividend Yield ETF(a)	11,200	1,214,528
		2,927,624

TOTAL EQUITY FUNDS (Cost $5,542,724)		7,144,970

	Principal ($)	Fair Value
U.S. GOVERNMENT & AGENCIES — 1.2%
INTERMEDIATE/LONG-TERM BONDS — 1.2%
Fannie Mae Pool MA0602	$70,121	$74,433
Fannie Mae Pool MA1107	168,287	180,155
Fannie Mae Pool 745089	94,810	111,879
Fannie Mae Pool 993076	34,990	41,146
Fannie Mae Pool AC5445	93,741	107,428
Fannie Mae Pool AD0571	56,130	65,361
Fannie Mae Pool 932541	87,708	96,815
Fannie Mae Pool AD1597	94,990	108,441
Fannie Mae Pool MA0389	57,156	66,502
Fannie Mae Pool AE5463	61,362	67,532
Fannie Mae Pool AJ1766	166,015	183,447
Fannie Mae Pool AJ1407	120,579	132,684
Fannie Mae Pool AJ7689	85,072	93,761
Freddie Mac Gold Pool A23148	87,117	102,382
Freddie Mac Gold Pool G02998	27,297	32,291
Freddie Mac Gold Pool G05833	34,036	38,731
Freddie Mac Gold Pool G08435	80,018	89,500
Government National Mortgage Association	26,715	28,076
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,503,685)		1,620,564
21	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)

October 31, 2021

	Shares	Fair Value
SHORT-TERM INVESTMENTS — 10.1%
COLLATERAL FOR SECURITIES LOANED — 8.7%
Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $12,099,351)(c),(d)	12,099,351	$12,099,351

MONEY MARKET FUNDS — 1.4%
Federated Hermes Government Obligations Fund, Institutional Class, 0.03% (Cost $1,991,294)(d)	1,991,294	1,991,294

TOTAL SHORT-TERM INVESTMENTS (Cost $14,090,645)		14,090,645

TOTAL INVESTMENTS — 109.0% (Cost $149,978,544)		$152,396,246
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(12,535,020)
NET ASSETS — 100.0%		$139,861,226

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2021 was $14,371,223.

(b)	Non-income producing security.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2021. Total collateral had a value of $12,099,351 at October 31, 2021.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2021.
22	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Shelter Fund (Unaudited)

October 31, 2021

	Shares	Fair Value
EQUITY FUNDS — 99.0%
DEVELOPED INTERNATIONAL — 14.1%
Goldman Sachs ActiveBeta International Equity ETF	370,000	$13,075,800
Schwab Fundamental International Large Company Index ETF	155,000	5,211,100
		18,286,900
EMERGING MARKETS – 14.8%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	514,900	19,143,982

LARGE-CAP CORE – 46.2%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	190,000	17,449,600
Invesco Russell 1000 Dynamic Multifactor ETF	125,000	6,118,750
John Hancock Multi-Factor Large Cap ETF(a)	515,000	29,809,951
Simplify US Equity PLUS Convexity ETF(b)	200,000	6,604,620
		59,982,921
LARGE-CAP GROWTH – 10.1%
iShares MSCI USA Quality Factor ETF	92,000	13,053,880

LARGE-CAP VALUE – 9.5%
Vanguard U.S. Value Factor	120,000	12,312,000

SMALL/MID-CAP CORE — 4.3%
Schwab Fundamental U.S. Small Company Index ETF	102,000	5,589,600

TOTAL EQUITY FUNDS (Cost $120,361,088)		128,369,283

SHORT-TERM INVESTMENTS — 0.5%
COLLATERAL FOR SECURITIES LOANED — 0.5%
Dreyfus Government Cash Management, Institutional Class, 0.03% (Cost $631,300)(c),(d)	631,300	631,300

TOTAL INVESTMENTS — 99.5% (Cost $120,992,388)		$129,000,583
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		633,401
NET ASSETS — 100.0%		$129,633,984

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2021 was $618,674.

(b)	Affiliated Company – CLS Shelter Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2021. Total collateral had a value of $631,300 at October 31, 2021.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2021.
23	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Statements of Assets and Liabilities (Unaudited)
October 31, 2021

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Assets:
Unaffiliated investments, at cost	$97,130,566	$192,440,656	$250,890,297
Affiliated Investments, at cost	13,127,653	75,286,311	3,517,734
Unaffiliated investments in securities, at value*	$139,792,786	$258,226,082	$303,297,668
Affiliated Investments in securities, at value	17,370,651	117,752,924	4,877,595
Receivable for securities sold	—	—	—
Receivable for security lending	27,329	60,699	22,692
Receivable for fund shares sold	15,037	109,426	81,981
Interest and dividends receivable	6	268	51,319
Prepaid expenses and other assets	40,810	50,951	46,339
Total Assets	157,246,619	376,200,350	308,377,594

Liabilities:
Securities lending collateral (Note 8)	19,234,065	32,829,227	8,169,771
Payable for securities purchased	—	—	—
Payable for fund shares redeemed	109,647	287,218	530,010
Accrued advisory fees	82,112	219,249	191,504
Accrued shareholder servicing fees	28,957	72,755	63,532
Payable to related parties	12,653	38,759	23,831
Accrued expenses and other liabilities	40,315	55,812	46,905
Total Liabilities	19,507,749	33,503,020	9,025,553
Net Assets	$137,738,870	$342,697,330	$299,352,041

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$69,010,723	$196,823,376	$228,356,855
Accumulated earnings	68,728,147	145,873,954	70,995,186
Net Assets	$137,738,870	$342,697,330	$299,352,041

Class N Shares:
Net assets	$137,738,847	$342,697,304	$299,352,027
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.42	$20.01	$12.10
Total shares outstanding at end of year	7,479,640	17,125,368	24,742,760

Class T Shares:
Net assets	$23	$26	$14
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)**	$18.42	$20.01	$12.10
Total shares outstanding at end of year	1	1	1

*	Includes Securities Loaned $24,093,272; $31,263,811; $29,335,069.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.
24	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2021

	CLS
	Flexible	CLS
	Income Fund	Shelter Fund
Assets:
Unaffiliated investments, at cost	$149,978,544	$114,930,568
Affiliated Investments, at cost	—	6,061,820
Unaffiliated investments in securities, at value*	$152,396,246	$122,395,963
Affiliated Investments in securities, at value	—	6,604,620
Receivable for securities sold	14,306	25,075,718
Receivable for security lending	22,393	3,329
Receivable for fund shares sold	46,140	25,300
Interest and dividends receivable	5,871	43
Prepaid expenses and other assets	40,879	30,062
Total Assets	152,525,835	130,480,720

Liabilities:
Securities lending collateral (Note 8)	12,099,351	631,300
Payable for securities purchased	—	—
Payable for fund shares redeemed	431,436	32,309
Accrued advisory fees	40,309	96,244
Accrued shareholder servicing fees	29,790	31,845
Payable to related parties	24,467	19,208
Accrued expenses and other liabilities	39,256	35,830
Total Liabilities	12,664,609	846,736
Net Assets	$139,861,226	$129,633,984

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$135,702,503	$125,904,052
Accumulated earnings (losses)	4,158,723	3,729,932
Net Assets	$139,861,226	$129,633,984

Class N Shares:
Net assets	$139,861,215	$127,705,752
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.47	$12.78
Total shares outstanding at end of year	13,352,526	9,995,105

Class T Shares:
Net assets	$11	$1,928,232
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)**	$10.49	$12.77
Total shares outstanding at end of year	1	151,016

*	Includes Securities Loaned $15,326,628; $2,053,201.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.
25	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2021

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Investment Income:
Dividend income - Unaffiliated	$835,787	$3,828,953	$3,258,337
Dividend income - Affiliated	223,776	982,011	27,804
Interest income	20	1,774	375
Securities lending income-net*	263,796	447,631	209,282
Total investment income	1,323,379	5,260,369	3,495,798

Expenses:
Investment advisory fees	578,226	1,490,053	1,270,774
Shareholder Service Fees:
Class N	192,742	496,684	423,591
Administration fees	95,768	244,596	208,814
Trustees’ fees	33,083	33,114	33,110
Printing and postage expense	23,500	36,563	29,629
Registration & filing fees	14,345	16,764	16,833
Professional fees	12,453	13,655	13,309
Custodian fees	5,568	17,997	15,034
Insurance expense	7,194	18,616	16,334
Chief compliance officer fees	4,101	9,561	8,064
Miscellaneous fees and expenses	1,918	704	1,697
Total Expenses	968,898	2,378,307	2,037,189
Net Investment Income	359,549	2,882,062	1,458,609

Net Realized and Unrealized Gain on Investments:
Net realized gains (losses) on:
Investments - Unaffiliated	21,437,555	29,609,717	15,952,737
Investments - Affiliated	34,559	4,133,232	—
Distributions of realized gains by underlying investment companies	—	—	14,151
Total net realized gain	21,472,114	33,742,949	15,966,888
Net change in unrealized appreciation on:
Investments - Unaffiliated	(17,137,873)	(32,621,825)	(10,397,690)
Investments - Affiliated	(518,057)	6,104,961	693,327
Total net change in unrealized appreciation	(17,655,930)	(26,516,864)	(9,704,363)
Net Realized and Unrealized Gain on Investments	3,816,184	7,226,085	6,262,525
Net Increase in Net Assets Resulting from Operations	$4,175,733	$10,108,147	$7,721,134

*	A portion of securities lending income is from affiliated issuer.
26	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Statements of Operations (Unaudited) (Continued)
For the Year Ended October 31, 2021

	CLS
	Flexible	CLS
	Income Fund	Shelter Fund
Investment Income:
Dividend income - Unaffiliated	$2,312,563	$1,508,316
Dividend income - Affiliated	—	81,805
Interest income	34,456	282
Securities lending income-net*	133,181	66,660
Total investment income	2,480,200	1,657,063

Expenses:
Investment advisory fees	326,476	601,411
Shareholder Service Fees:
Class N	204,047	198,034
Class T	—	216
Administration fees	117,772	97,692
Trustees’ fees	33,083	33,083
Printing and postage expense	23,063	9,638
Registration & filing fees	14,847	14,973
Professional fees	12,590	12,540
Custodian fees	7,688	6,531
Insurance expense	8,320	8,095
Chief compliance officer fees	4,385	4,158
Miscellaneous fees and expenses	2,366	1,277
Total Expenses	754,637	987,648
Net Investment Income	1,745,857	669,415

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains on:
Investments - Unaffiliated	1,723,033	6,778,668
Investments - Affiliated	—	191,002
Distributions of realized gains by underlying investment companies	34,676	—
Total net realized gain	1,757,709	6,969,670
Net change in unrealized appreciation on:
Investments - Unaffiliated	(3,102,066)	(75,466)
Investments - Affiliated	—	562,494
Total net change in unrealized appreciation	(3,102,066)	487,028
Net Realized and Unrealized Gain on Investments	(1,344,357)	7,456,698
Net Increase in Net Assets Resulting from Operations	$401,500	$8,126,113

*	A portion of securities lending income is from affiliated issuer.
27	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Statements of Changes in Net Assets

	CLS Global Aggressive		CLS Global Diversified
	Equity Fund		Equity Fund
	Six Months Ended		Six Months Ended
	October 31, 2021	Year Ended	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021	(Unaudited)	April 30, 2021
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$359,549	$1,004,842	$2,882,062	$3,573,512
Net realized gain (loss) on investments	21,472,114	22,158,575	33,742,949	56,299,902
Distributions of realized gains by underlying investment companies	—	50,670	—	186,073
Net change in unrealized appreciation (depreciation) on investments	(17,655,930)	49,614,122	(26,516,864)	110,265,246
Net increase (decrease) in net assets resulting from operations	4,175,733	72,828,209	10,108,147	170,324,733

Distributions to Shareholders:
Total Distributions Paid
Class N	(13,504,271)	(1,410,622)	(31,108,573)	(3,914,277)
Class T	(2)	(1)	(2)	(1)
Total Dividends and Distributions to Shareholders	(13,504,273)	(1,410,623)	(31,108,573)	(3,914,278)
From Fund Share Transactions (Note 7)	(21,715,778)	(42,169,521)	(74,071,522)	(91,717,347)
Total Increase (Decrease) in Net Assets	(31,044,318)	29,248,065	(95,071,950)	74,693,108

Net Assets:
Beginning of Year/Period	168,783,188	139,535,123	437,769,280	363,076,172
End of Year/Period	$137,738,870	$168,783,188	$342,697,330	$437,769,280
28	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Statements of Changes in Net Assets (Continued)

	CLS Growth		CLS Flexible
	and Income Fund		Income Fund
	Six Months Ended		Six Months Ended
	October 31, 2021	Year Ended	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021	(Unaudited)	April 30, 2021
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$1,458,609	$3,483,074	$1,745,857	$3,405,653
Net realized gain (loss) on investments	15,952,737	15,170,300	1,723,033	6,424,242
Distributions of realized gains by underlying investment companies	14,151	426,452	34,676	34,676
Net change in unrealized appreciation (depreciation) on investments	(9,704,363)	57,790,924	(3,102,066)	3,121,867
Net increase (decrease) in net assets resulting from operations	7,721,134	76,870,750	401,500	12,986,438

Distributions to Shareholders:
Total Distributions Paid
Class N	(10,538,199)	(4,872,002)	(1,759,246)	(3,498,892)
Class T	(1)	(1)	(1)	(1)
Total Dividends and Distributions to Shareholders	(10,538,200)	(4,872,003)	(2,709,688)	(3,498,893)
From Fund Share Transactions (Note 7)	(58,651,281)	(51,831,269)	(40,464,756)	(18,436,015)
Total Increase (Decrease) in Net Assets	(61,468,347)	20,167,478	(42,772,944)	(8,948,470)

Net Assets:
Beginning of Year/Period	360,820,388	340,652,910	182,634,170	191,582,640
End of Year/Period	$299,352,041	$360,820,388	$139,861,226	$182,634,170
29	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Statements of Changes in Net Assets (Continued)

	CLS
	Shelter Fund
	Six Months Ended
	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$669,415	$317,678
Net realized gain (loss) on investments	6,969,670	10,140,087
Net change in unrealized appreciation (depreciation) on investments	487,028	15,370,657
Net increase (decrease) in net assets resulting from operations	8,126,113	25,828,422

Distributions to Shareholders:
Total Distributions Paid
Class N	(242,920)	(3,046,175)
Class T	(3,555)	(91,255)
Total Dividends and Distributions to Shareholders	(246,475)	(3,137,430)
From Fund Share Transactions (Note 7)	(48,321,340)	(45,743,370)
Total Decrease in Net Assets	(40,441,702)	(23,052,378)

Net Assets:
Beginning of Year/Period	170,075,686	193,128,064
End of Year/Period	$129,633,984	$170,075,686
30	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,	Fiscal Years Ended April 30,
	2021	2021	2020	2019		2018		2017
	(Unaudited)
Net asset value, beginning of year/period	$19.66	$12.54	$14.18	$15.56		$14.38		$12.26

Income (loss) from investment operations:
Net investment income(a)(b)	0.05	0.10	0.17	0.17		0.15		0.17
Net realized and unrealized gain (loss) on investments	0.50	7.17	(1.25)	(0.22)		1.78		2.29
Total income (loss) from investment operations	0.55	7.27	(1.08)	(0.05)		1.93		2.46

Less distributions from:
Net investment income	—	(0.15)	(0.16)	(0.23)		(0.13)		(0.19)
Net realized gains	(1.79)	—	(0.40)	(1.10)		(0.62)		(0.15)
Total distributions from net investment income and net realized gains	(1.79)	(0.15)	(0.56)	(1.33)		(0.75)		(0.34)

Net asset value, end of year/period	$18.42	$19.66	$12.54	$14.18		$15.56		$14.38

Total return(c)	2.92%	58.09%	(8.17)%	0.99	% (e)	13.44	% (e)	20.23	% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$137,739	$168,783	$139,535	$154,141		$170,351		$159,246
Ratio of net expenses to average net assets after expense reimbursement(d)	1.25%	1.24%	1.24%	1.16%		1.15%		1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.26%	1.24%	1.24%	1.27%		1.23%		1.40%
Ratio of net investment income to average net assets(b)	0.47%	0.62%	1.25%	1.13%		0.99%		1.30%
Portfolio turnover rate	12%	16%	63%	17%		28%		32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
31	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Six Months	Year	Year	Period
	Ended	Ended	Ended	Ended
	October 31,	April 30,	April 30,	April 30,
	2021	2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of year/period	$19.66	$12.54	$14.18	$14.32

Income (loss) from investment operations:
Net investment income(b)(c)	0.05	0.10	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.50	7.17	(1.25)	1.09
Total income (loss) from investment operations	0.55	7.27	(1.08)	1.19

Less distributions from:
Net investment income	—	(0.15)	(0.16)	(0.23)
Net realized gains	(1.79)	—	(0.40)	(1.10)
Total distributions from net investment income and net realized gains	(1.79)	(0.15)	(0.56)	(1.33)

Net asset value, end of year/period	$18.42	$19.66	$12.54	$14.18

Total return(d)	2.92%	58.09%	(8.17)%	9.73	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$23	$23	$14	$16
Ratio of net expenses to average net assets after expense reimbursement(e)	1.10%	1.09%	1.09%	1.01	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.11%	1.09%	1.09%	1.12	% (f)
Ratio of net investment income to average net assets(c)	0.62%	0.77%	1.40%	1.28	% (f)
Portfolio turnover rate	12%	16%	63%	17	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
32	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2021	2021	2020	2019		2018		2017
	(Unaudited)
Net asset value, beginning of year/period	$21.21	$14.10	$16.55	$18.75		$17.94		$16.15

Income (loss) from investment operations:
Net investment income(a)(b)	0.15	0.15	0.24	0.27		0.22		0.28
Net realized and unrealized gain (loss) on investments	0.40	7.13	(1.82)	(0.47)		2.42		2.09
Total income (loss) from investment operations	0.55	7.28	(1.58)	(0.20)		2.64		2.37

Less distributions from:
Net investment income	—	(0.17)	(0.25)	(0.34)		(0.28)		(0.49)
Net realized gains	(1.75)	—	(0.62)	(1.66)		(1.55)		(0.09)
Total distributions from net investment income and net realized gains	(1.75)	(0.17)	(0.87)	(2.00)		(1.83)		(0.58)

Net asset value, end of year/period	$20.01	$21.21	$14.10	$16.55		$18.75		$17.94

Total return(c)	2.66%	51.82%	(10.47)%	0.31	% (e)	14.84	% (f)	14.95	% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$342,697	$437,769	$363,076	$452,993		$461,327		$434,938
Ratio of net expenses to average net assets after expense reimbursements/recapture(d)	1.20%	1.18%	1.17%	1.15%		1.15%		1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.20%	1.18%	1.17%	1.16%		1.13%		1.20%
Ratio of net investment income to average net assets(b)	1.45%	0.87%	1.51%	1.52%		1.15%		1.64%
Portfolio turnover rate	0%	17%	77%	35%		24%		41%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(f)	Had the advisor not recaptured a portion of the Fund’s previously waived expenses, total returns would have been higher.
33	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Six Months	Year	Year	Period
	Ended	Ended	Ended	Ended
	October 31,	April 30,	April 30,	April 30,
	2021	2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of year/period	$21.21	$14.10	$16.55	$17.34

Income (loss) from investment operations:
Net investment income(b)(c)	0.15	0.15	0.24	0.15
Net realized and unrealized gain (loss) on investments	0.40	7.13	(1.82)	1.06
Total income (loss) from investment operations	0.55	7.28	(1.58)	1.21

Less distributions from:
Net investment income	—	(0.17)	(0.25)	(0.34)
Net realized gains	(1.75)	—	(0.62)	(1.66)
Total distributions from net investment income and net realized gains	(1.75)	(0.17)	(0.87)	(2.00)

Net asset value, end of year/period	$20.01	$21.21	$14.10	$16.55

Total return(d)	2.66%	51.82%	(10.47)%	8.49	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$26	$26	$17	$19
Ratio of net expenses to average net assets after expense reimbursement(e)	1.05%	1.03%	1.02%	1.00	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.05%	1.03%	1.02%	1.03	% (f)
Ratio of net investment income to average net assets(c)	1.60%	1.02%	1.66%	2.75	% (f)
Portfolio turnover rate	0%	17%	77%	35	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
34	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Growth and Income Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2021	2021	2020		2019		2018		2017
	(Unaudited)
Net asset value, beginning of year/period	$12.21	$9.98	$10.90		$11.35		$11.12		$10.55

Income (loss) from investment operations:
Net investment income(a)(b)	0.05	0.12	0.20		0.21		0.16		0.19
Net realized and unrealized gain (loss) on investments	0.23	2.27	(0.83)		(0.09)		0.68		0.61
Total income (loss) from investment operations	0.28	2.39	(0.63)		0.12		0.84		0.80

Less distributions from:
Net investment income	—	(0.16)	(0.24)		(0.19)		(0.18)		(0.21)
Net realized gains	(0.39)	—	(0.05)		(0.38)		(0.43)		(0.02)
Total distributions from net investment income and net realized gains	(0.39)	(0.16)	(0.29)		(0.57)		(0.61)		(0.23)

Net asset value, end of year/period	$12.10	$12.21	$9.98		$10.90		$11.35		$11.12

Total return(c)	2.30%	24.01%	(6.05	)% (f)	1.51	% (e)	7.55	% (e)	7.68	% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$299,352	$360,820	$340,653		$421,431		$467,990		$445,759
Ratio of net expenses to average net assets after expense reimbursement/recapture(d)	1.20%	1.19%	1.15%		1.15%		1.15%		1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.20%	1.19%	1.11%		1.16%		1.14%		1.21%
Ratio of net investment income to average net assets(b)	0.86%	0.97%	1.88%		1.93%		1.38%		1.75%
Portfolio turnover rate	3%	16%	42%		28%		23%		45%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(f)	Had the advisor not recaptured a portion of the Fund’s previously waived expenses, total returns would have been higher.
35	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Growth and Income Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Six Months	Year	Year		Period
	Ended	Ended	Ended		Ended
	October 31,	April 30,	April 30,		April 30,
	2021	2021	2020		2019(a)
	(Unaudited)
Net asset value, beginning of year/period	$12.21	$9.98	$10.90		$10.83

Income (loss) from investment operations:
Net investment income(b)(c)	0.05	0.12	0.20		0.09
Net realized and unrealized gain (loss) on investments	0.23	2.27	(0.83)		0.55
Total income (loss) from investment operations	0.28	2.39	(0.63)		0.64

Less distributions from:
Net investment income	—	(0.16)	(0.24)		(0.19)
Net realized gains	(0.39)	—	(0.05)		(0.38)
Total distributions from net investment income and net realized gains	(0.39)	(0.16)	(0.29)		(0.57)

Net asset value, end of year/period	$12.10	$12.21	$9.98		$10.90

Total return(d)	2.30%	24.01%	(6.05	)% (i)	6.38	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$14	$13	$11		$11
Ratio of net expenses to average net assets after expense reimbursement/recapture(e)	1.05%	1.04%	1.00%		1.00	% (f)
Ratio of expenses to average net assets before waivers and reimbursements/recapture(e)	1.05%	1.04%	0.96%		1.02	% (f)
Ratio of net investment income to average net assets(c)	1.01%	1.12%	2.03%		2.19	% (f)
Portfolio turnover rate	3%	16%	42%		28	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(i)	Had the advisor not recaptured a portion of the Fund’s previously waived expenses, total returns would have been higher.
36	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Flexible Income Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2021	2021	2020	2019		2018		2017
	(Unaudited)
Net asset value, beginning of year/period	$10.65	$10.14	$10.26	$10.13		$10.28		$10.18

Income (loss) from investment operations:
Net investment income(a)(b)	0.11	0.19	0.27	0.29		0.24		0.24
Net realized and unrealized gain on investments	(0.10)	0.51	(0.11)	0.13		(0.15)		0.11
Total income from investment operations	0.01	0.70	0.16	0.42		0.09		0.35

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.28)	(0.29)		(0.24)		(0.25)
Total distributions from net investment income	(0.19)	(0.19)	(0.28)	(0.29)		(0.24)		(0.25)

Net asset value, end of year/period	$10.47	$10.65	$10.14	$10.26		$10.13		$10.28

Total return(c)	0.14%	6.97%	1.51%	4.29	% (e)	0.86	% (e)	3.48	% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$139,861	$182,634	$191,583	$216,704		$236,027		$228,142
Ratio of net expenses to average net assets after expense reimbursement(d)	0.90%	0.89%	0.87%	0.81%		0.80%		0.80%
Ratio of expenses to average net assets before waivers and reimbursements(d)	0.93%	0.89%	0.87%	0.88%		0.86%		0.99%
Ratio of net investment income to average net assets(b)	2.14%	1.78%	2.62%	2.86%		2.32%		2.35%
Portfolio turnover rate	1%	34%	15%	22%		13%		9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
37	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Flexible Income Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Six Months	Year	Year	Period
	Ended	Ended	Ended	Ended
	October 31,	April 30,	April 30,	April 30,
	2021	2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of year/period	$10.66	$10.14	$10.26	$9.93

Income from investment operations:
Net investment income(b)(c)	0.13	0.19	0.27	0.11
Net realized and unrealized gain (loss) on investments	(0.11)	0.52	(0.11)	0.35
Total income from investment operations	0.02	0.71	0.16	0.46

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.28)	(0.13)
Total distributions from net investment income	(0.19)	(0.19)	(0.28)	(0.13)

Net asset value, end of year/period	$10.49	$10.66	$10.14	$10.26

Total return(d)	0.14%	7.07%	1.51%	4.68	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$11	$11	$11	$10
Ratio of net expenses to average net assets after expense reimbursement(e)	0.75%	0.74%	0.72%	0.67	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	0.78%	0.74%	0.72%	0.75	% (f)
Ratio of net investment income to average net assets(c)	2.29%	1.93%	2.77%	2.95	% (f)
Portfolio turnover rate	1%	34%	15%	22	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
38	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Shelter Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2021	2021	2020	2019		2018		2017
	(Unaudited)
Net asset value, beginning of year/period	$12.17	$10.73	$11.70	$14.51		$13.10		$11.65

Income (loss) from investment operations:
Net investment income(a)(b)	0.05	0.02	0.17	0.15		0.16		0.10
Net realized and unrealized gain (loss) on investments	0.58	1.62	(1.01)	(0.31)		1.56		1.64
Total income (loss) from investment operations	0.63	1.64	(0.84)	(0.16)		1.72		1.74

Less distributions from:
Net investment income	(0.02)	(0.20)	(0.13)	—		(0.16)		(0.11)
Net realized gains	—	—	—	(2.65)		(0.15)		(0.18)
Total distributions from net investment income and net realized gains	(0.02)	(0.20)	(0.13)	(2.65)		(0.31)		(0.29)

Net asset value, end of year/period	$12.78	$12.17	$10.73	$11.70		$14.51		$13.10

Total return(c)	5.18%	15.40%	(7.33)%	0.81	% (e)	13.11	% (e)	15.11	% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$127,706	$167,417	$193,128	$219,652		$200,362		$129,378
Ratio of net expenses to average net assets after expense reimbursement(d)	1.24%	1.22%	1.19%	1.16%		1.15%		1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.24%	1.22%	1.19%	1.20%		1.18%		1.24%
Ratio of net investment income to average net assets(b)	0.83%	0.17%	1.42%	1.15%		1.14%		0.83%
Portfolio turnover rate	70%	377%	257%	316%		172%		147%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
39	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Financial Highlights
CLS Shelter Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Class T Shares
	Six Months	Year	Year	Period
	Ended	Ended	Ended	Ended
	October 31,	April 30,	April 30,	April 30,
	2021	2021	2020	2019(a)
	(Unaudited)
Net asset value, beginning of year/period	$12.15	$10.73	$11.70	$13.95

Income from investment operations:
Net investment income(b)(c)	0.07	0.04	0.17	0.06
Net realized and unrealized gain (loss) on investments	0.07	1.61	(1.01)	0.34
Total income (loss) from investment operations	0.64	1.65	(0.84)	0.40

Less distributions from:
Net investment income	(0.02)	(0.23)	(0.13)	—
Net realized gains	—	—	—	(2.65)
Total distributions from net investment income and net realized gains	(0.02)	(0.23)	(0.13)	(2.65)

Net asset value, end of year/period	$12.77	$12.15	$10.73	$11.70

Total return(d)	5.27%	15.57%	(7.33)%	4.84	% (g,h)

Ratios and Supplemental Data:
Net assets, end of year/period	$1,928,232	$2,658,869	$14	$15
Ratio of net expenses to average net assets after expense reimbursement(e)	1.14%	1.07%	1.04%	1.02	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.14%	1.07%	1.04%	1.07	% (f)
Ratio of net investment income to average net assets(c)	1.19%	0.53%	1.57%	1.46	% (f)
Portfolio turnover rate	70%	377%	257%	316	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

(h)	Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.
40	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2021

1.	Organization

AdvisorOne Funds (the “Trust”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund, (collectively the “Funds” and each individually a “Fund”) are each a diversified series of the Trust. The Funds each offer an unlimited number of shares of beneficial interest without par value. Each Fund offers both Class N and Class T shares. Each share of each Fund’s two classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. A Fund’s class specific expenses include shareholder service fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Fund	The primary investment objective of each Fund is as follows:
CLS Global Aggressive Equity Fund	Long-term growth.
CLS Global Diversified Equity Fund	Long-term growth of capital without regard to current income.
CLS Growth and Income Fund	A combination of current income and growth of capital.
CLS Flexible Income Fund	Total return, consisting of income and capital growth, consistent with preservation of capital.
CLS Shelter Fund	Limiting the impact of large equity market declines. The Fund’s secondary investment objective is growth of capital.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2021

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency

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of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii)    the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

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The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2021 for the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$137,735,033	$—	$—	$137,735,033
Money Market Fund	194,339	—	—	194,339
Collateral for Securities Loaned	19,234,065	—	—	19,234,065
Total	$157,163,437	$—	$—	$157,163,437

CLS Global Diversified Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$330,686,177	$—	$—	$330,686,177
Money Market Fund	12,463,602	—	—	12,463,602
Collateral for Securities Loaned	32,829,227	—	—	32,829,227
Total	$375,979,006	$—	$—	$375,979,006

CLS Growth and Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$134,696,854	$—	$—	$134,696,854
Equity Funds	158,184,257	—	—	158,184,257
Money Market Fund	7,124,381	—	—	7,124,381
Collateral for Securities Loaned	8,169,771	—	—	8,169,771
Total	$308,175,263	$—	$—	$308,175,263

CLS Flexible Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$129,540,067	$—	$—	$129,540,067
Equity Funds	7,144,970	—	—	7,144,970
U.S. Government & Agency Obligations	—	1,620,564	—	1,620,564
Money Market Fund	1,991,294	—	—	1,991,294
Collateral for Securities Loaned	12,099,351	—	—	12,099,351
Total	$150,775,682	$1,620,564	$—	$152,396,246

CLS Shelter Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$128,369,283	$—	$—	$128,369,283
Collateral for Securities Loaned	631,300	—	—	631,300
Total	$129,000,583	$—	$—	$129,000,583

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

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Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track. Additionally, ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings.

Income Taxes

It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2018-2020, or expected to be taken in the Funds’ 2021 tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds. Each fund’s income, expenses (other than the class specific distribution and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

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Distributions to Shareholders

Income will normally be declared and distributed at least annually for all Funds with the exception of the CLS Flexible Income Fund. Income will normally be declared and distributed monthly for the CLS Flexible Income Fund. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Investment Advisory Agreement and Transactions with Related Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with Brinker Capital Investments, LLC (formerly CLS Investments, LLC) (the “Advisor”). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.75% of net assets for CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, and CLS Shelter Fund; and at an annualized rate of 0.40% for CLS Flexible Income Fund. During the six months ended October 31, 2021, the Advisor earned the following fees:

Fund	Advisory Fee
CLS Global Aggressive Equity Fund	$578,226
CLS Global Diversified Equity Fund	1,490,053
CLS Growth and Income Fund	1,270,774
CLS Flexible Income Fund	326,476
CLS Shelter Fund	601,411

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The Trustees, on behalf of the Funds, have adopted a Shareholder Servicing Plan (“Shareholder Servicing Plan”). The Shareholder Servicing Plan allows each of the Funds to use part of its assets for the payment of certain shareholder servicing expenses, including administrative or other shareholder support services. For these services under the Shareholder Servicing Plan, each Fund pays the Advisor an amount up to 0.25% of average net assets attributable to Class N Shares, and an amount up to 0.10% of average net assets for Class T Shares of the respective Funds on an annualized basis. The Advisor uses these shareholder servicing fees to compensate other parties that have entered into shareholder servicing agreements with the advisor with respect to the servicing of Fund shares. During the six months ended October 31, 2021, the Funds paid the following Shareholder Servicing Plan fees:

Shareholder
Fund	Servicing Fee
CLS Global Aggressive Equity Fund	$192,742
CLS Global Diversified Equity Fund	496,684
CLS Growth and Income Fund	423,591
CLS Flexible Income Fund	204,047
CLS Shelter Fund	198,034

The Advisor has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses, through August 31, 2022 for Class N and Class T Shares so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class N
CLS Global Aggressive Equity, CLS Global Diversified Equity,
CLS Growth and Income, and CLS Shelter	1.25%
Class N
CLS Flexible Income Fund	0.90%
Class T
CLS Global Aggressive Equity, CLS Global Diversified Equity,
CLS Growth and Income, and CLS Shelter	1.10%
Class T
CLS Flexible Income Fund	0.75%

There were no fee waivers or expense reimbursements within any of the Funds pursuant to this contractual agreement for the year ended April 30, 2021.

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Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding lesser of (i) the expense limitation at the time of waiver/reimbursement or (ii) the current expense limitation. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated:

Fund	2022	2023	2024	Total
CLS Global Aggressive Equity Fund	$26,567	$—	$—	$26,567
CLS Global Diversified Equity Fund	—	—	—	—
CLS Growth and Income Fund	—	—	—	—
CLS Flexible Income Fund	—	—	—	—
CLS Shelter Fund	—	—	—	—

Distributor

The distributor of the Funds, Northern Lights Distributors, LLC (“NLD”), serves as principal underwriter for each Fund and maintains all records required to be maintained pursuant to the Funds’ Shareholder Services Plan. For the six months ended October 31, 2021, no underwriting commission were paid for sales of shares.

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Gemini Fund Services, LLC (“GFS”), an affiliate of NLD, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the distributor provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of NLD and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of NLD and GFS, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

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Trustees Fees

Beginning January 1, 2020, the annual fee was increased to $80,000 per year paid in quarterly installments. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2021, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Fund	Tax purposes	Appreciation	Depreciation	App/Dep
CLS Global Aggressive Equity Fund	$110,258,219	$47,016,478	$(111,260)	$46,905,218
CLS Global Diversified Equity Fund	266,713,434	109,265,572	—	109,265,572
CLS Growth and Income Fund	254,584,319	54,590,225	(999,281)	53,590,944
CLS Flexible Income Fund	149,978,544	4,628,430	(2,210,728)	2,417,702
CLS Shelter Fund	121,320,944	9,209,981	(1,530,342)	7,679,639

5.	Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended October 31, 2021, were as follows:

Fund	Purchases	Sales
CLS Global Aggressive Equity Fund	$18,235,433	$54,184,982
CLS Global Diversified Equity Fund	—	89,723,180
CLS Growth and Income Fund	9,693,150	77,211,257
CLS Flexible Income Fund	1,002,575	44,126,159
CLS Shelter Fund	107,778,598	154,091,189

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6.	Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2021 are noted in the Funds’ Schedules of Investments. Transactions during the period with companies that are affiliates are as follows:

CLS Global Aggressive Equity

							Transfer	Change in		Shares
		Value at			Dividends	Realized	Prior	Unrealized	Value at	held at
		April 30,		Sales	Credited	Gain	Period	Appreciation/	October	October
CUSIP	Description	2021	Purchases	Proceeds	to Income	(Loss)	Unrealized	(Depreciation)	31, 2021	31, 2021
132061409	Cambria Global Value ETF	$7,853,363	$—	$—	$172,601	$—	$—	$399,217	$8,252,580	343,000
47804J701	John Hancock Multi-Factor Energy ETF	1,941,723	—	232,019	19,083	34,559	—	350,937	2,095,200	90,000
47804J404	John Hancock Multi- Factor Financials ETF	4,785,891	—	—	32,092	—	—	357,675	5,143,566	95,000
301505640	Nifty India Financials ETF	—	1,804,250	—	—	—	—	75,055	1,879,305	50,000
Total affiliated at October 31, 2021		$14,580,977	$1,804,250	$232,019	$223,776	$34,559	$—	$1,182,884	$17,370,651	578,000
H61869374	Pacer Salt High truBeta U.S. Market ETF#	$3,971,251	$—	$3,894,389	$—	$1,624,080	$1,745,731	$(3,446,673)	$—	—
Total including securities affiliated at April 30, 2021		$18,552,228	$1,804,250	$4,126,408	$223,776	$1,658,639	$1,745,731	$(2,263,789)

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CLS Global Diversified Equity

								Change in		Shares
		Value at			Dividends	Realized	Transfer	Unrealized	Value at	held at
		April 30,		Sales	Credited	Gain	Prior Year	Appreciation/	October	October
CUSIP	Description	2021	Purchases	Proceeds	to Income	(Loss)	Unrealized	(Depreciation)	31, 2021	31, 2021
23908L108	Davis Select Financial ETF	$38,275,500	$—	$4,164,124	$—	$1,159,724	$—	$1,129,599	$36,400,699	1,135,000
233051242	DBX ETF Trust - Xtrackers Russell 1000 US QARP ETF	5,787,855	—	—	39,692	—	—	516,210	6,304,065	150,000
25460E455	Direxion Russell 1000 Value Over Growth ETF	10,255,997	—	1,873,130	51,797	502,090	—	(526,821)	8,358,136	143,000
316092782	Fidelity Value Factor ETF	34,881,315	—	4,490,101	251,278	1,618,174	—	375,712	32,385,100	649,000
381430305	Goldman Sachs ActiveBeta Europe Equity ETF	3,029,341	—	—	68,194	—	—	140,216	3,169,557	85,000
47804J404	John Hancock Multi-Factor Financials ETF	3,274,557	—	—	21,958	—	—	244,725	3,519,282	65,000
47804J503	John Hancock Multi-Factor Health Care ETF	6,489,000	—	—	23,416	—	—	523,600	7,012,600	140,000
72202L389	PIMCO RAFI Dynamic Multi- Factor Emerging Markets Equity ETF	17,867,340	—	2,073,337	432,000	853,244	—	(1,226,632)	15,420,615	530,000
97717W323	WisdomTree Emerging Markets Quality Dividend Growth Fund	5,550,160	—	—	93,678	—	—	(367,290)	5,182,870	185,500
Total affiliated at October 31, 2021		$125,411,065	$—	$12,600,692	$982,013	$4,133,232	$—	$809,319	$117,752,924	3,082,500
47804J883	John Hancock Multi-Factor Industrials ETF#	$9,268,308	$—	$9,381,152	$35,167	$2,226,602	$2,113,758	$(4,227,516)	$—	—
Total including securities affiliated at April 30, 2021		$134,679,373	$—	$21,981,844	$1,017,180	$6,359,834	$2,113,758	$(3,418,197)

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CLS Growth and Income

								Change in		Shares
		Value at			Dividends	Realized	Transfer	Unrealized	Value at	held at
		April 30,		Sales	Credited	Gain	Prior Year	Appreciation/	October	October
CUSIP	Description	2021	Purchases	Proceeds	to Income	(Loss)	Unrealized	(Depreciation)	31, 2021	31, 2021
47804J404	John Hancock Multi- Factor Financials ETF	$3,022,668	$—	$—	$20,269	$—	$—	$225,900	$3,248,568	60,000
47804J883	John Hancock Multi- Factor Industrials ETF	$1,544,718	$—	$—	$7,536	$—	$—	$84,309	$1,629,027	30,000
Total affiliated at October 31, 2021		$4,567,386	$—	$—	$27,805	$—	$—	$310,209	$4,877,595	90,000

CLS Shelter Fund

								Change in		Shares
		Value at			Dividends	Realized	Transfer	Unrealized	Value at	held at
		April 30,		Sales	Credited	Gain	Prior Year	Appreciation/	October	October
CUSIP	Description	2021	Purchases	Proceeds	to Income	(Loss)	Unrealized	(Depreciation)	31, 2021	31, 2021
82889N103	Simplify US Equity PLUS Convexity ETF	$8,618,400	$8,638,094	$2,767,275	$81,805	$191,002	$—	$(7,884,599)	$6,604,620	200,000
Total affiliated at October 31, 2021		$8,618,400	$8,638,094	$2,767,275	$81,805	$191,002	$—	$(7,884,599)	$6,604,620	200,000

^	This security was considered an affiliate during the period but is no longer an affiliate at October 31, 2021.

#	Security position was sold in full during the period ending October 31, 2021

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7.	Shareholders’ Transactions

As of October 31, 2021, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Year Ended		Year Ended
	October 31, 2021		April 30, 2021
	Shares	Dollars	Shares	Dollars
CLS Global Aggressive Equity Fund
Class N Shares:
Shares Sold	370,117	$7,110,549	852,944	$13,985,782
Shares issued to shareholders in reinvestment	742,106	13,484,065	79,301	1,409,443
Shares redeemed	(2,218,886)	(42,310,395)	(3,472,831)	(57,564,746)
Net increase (decrease)	(1,106,663)	$(21,715,781)	(2,540,586)	$(42,169,521)

CLS Global Diversified Equity Fund
Class N Shares:
Shares Sold	714,939	$15,052,488	2,187,449	$38,408,765
Shares issued to shareholders in reinvestment	1,564,845	31,062,165	210,708	3,911,189
Shares redeemed	(5,797,263)	(120,186,175)	(7,496,640)	(134,037,299)
Net decrease	(3,517,479)	$(74,071,522)	(5,098,483)	$(91,717,345)

CLS Growth and Income Fund
Class N Shares:
Shares Sold	1,658,882	$20,427,116	4,281,667	$48,115,976
Shares issued to shareholders in reinvestment	872,514	10,522,516	425,261	4,864,993
Shares redeemed	(7,332,759)	(89,600,913)	(9,305,366)	(104,812,238)
Net decrease	(4,801,363)	$(58,651,281)	(4,598,438)	$(51,831,269)

CLS Flexible Income Fund
Class N Shares:
Shares Sold	1,513,340	$16,153,138	3,696,742	$39,146,891
Shares issued to shareholders in reinvestment	254,287	2,700,888	330,721	3,488,862
Shares redeemed	(5,561,845)	(59,318,782)	(5,778,463)	(61,071,768)
Net decrease	(3,794,218)	$(40,464,756)	(1,751,000)	$(18,436,015)

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October 31, 2021

	Year Ended		Year Ended
	October 31, 2021		April 30, 2021
	Shares	Dollars	Shares	Dollars
CLS Shelter Fund
Class N Shares:
Shares Sold	697,105	$8,704,624	3,616,713	$40,046,370
Shares issued to shareholders in reinvestment	19,024	241,606	269,635	3,030,701
Shares redeemed	(4,475,709)	(56,415,716)	(8,122,560)	(91,172,326)
Net decrease	(3,759,580)	$(47,469,486)	(4,236,212)	$(48,095,255)

Class T Shares:
Shares Sold	134	$1,675	441,813	$4,929,855
Shares issued to shareholders in reinvestment	280	3,555	8,141	91,255
Shares redeemed	(68,221)	(857,084)	(231,132)	(2,669,225)
Net increase	(67,807)	$(851,854)	218,822	$2,351,885

8.	Securities Lending

The Funds have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

The Funds have adopted the disclosure provisions of FASB ASU 2014-11, “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

AdvisorOne Funds Semi-Annual Report
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021:

CLS Global Aggressive Equity Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2021
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$18,846,787	$—	$—	$—	$18,846,787
Total Borrowings	$18,846,787	$—	$—	$—	$18,846,787
Gross amount of recognized liabilities for securities lending transactions					$18,846,787

CLS Global Diversified Equity Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2021
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$32,107,949	$—	$—	$—	$32,107,949
Total Borrowings	$32,107,949	$—	$—	$—	$32,107,949
Gross amount of recognized liabilities for securities lending transactions					$32,107,949

CLS Growth and Income Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$9,216,823	$—	$—	$—	$9,216,823
Total Borrowings	$9,216,823	$—	$—	$—	$9,216,823
Gross amount of recognized liabilities for securities lending transactions					$9,216,823

CLS Flexible Income Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$14,371,223	$—	$—	$—	$14,371,223
Total Borrowings	$14,371,223	$—	$—	$—	$14,371,223
Gross amount of recognized liabilities for securities lending transactions					$14,371,223

CLS Shelter Fund	Remaining Contractual Maturity of the Agreements as of October 31, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$618,674	$—	$—	$—	$618,674
Total Borrowings	$618,674	$—	$—	$—	$618,674
Gross amount of recognized liabilities for securities lending transactions					$618,674

Securities lending income represents a portion of total investment income and may not continue in the future due to market conditions.

AdvisorOne Funds Semi-Annual Report
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

	Gross Amounts		Gross Amounts not offset in the
	Recognized		Statement of Assets & Liabilities
	in Statements		Financial		Cash
	of Assets &		Instruments		Collateral	Net Amount
Fund	Liabilities		Pledged		Pledged	of Assets
CLS Global Aggressive Equity Fund	$19,234,065	(1)	$19,234,065	(2)	$—	$—
CLS Global Diversified Equity Fund	32,829,227	(1)	32,829,227	(2)	—	—
CLS Growth and Income Fund	8,169,771	(1)	8,169,771	(2)	—	—
CLS Flexible Income Fund	12,099,351	(1)	12,099,351	(2)	—	—
CLS Shelter Fund	631,300	(1)	631,300	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

9.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions for the year ended April 30, 2021 and April 30, 2020 was as follows:

For the year ended April 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
CLS Global Aggressive Equity Fund	$1,001,509	$2,136,344	$—	$—	$3,137,853
CLS Global Diversified Equity Fund	3,529,154	3,921,974	—	—	7,451,128
CLS Growth and Income Fund	3,499,663	2,688,519	—	—	6,188,182
CLS Flexible Income Fund	3,437,786	122,991	—	—	3,560,777
CLS Shelter Fund	3,137,430	—	—	—	3,137,430

For the year ended April 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
CLS Global Aggressive Equity Fund	$1,769,038	$4,388,091	$—	$—	$6,157,129
CLS Global Diversified Equity Fund	6,495,264	15,352,096	—	—	21,847,360
CLS Growth and Income Fund	8,962,734	—	1,334,995	—	10,297,729
CLS Flexible Income Fund	5,598,870	—	—	—	5,598,870
CLS Shelter Fund	2,418,289	—	—	—	2,418,289

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds

AdvisorOne Funds Semi-Annual Report
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The table below shows equalization amounts which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended April 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

Utilized
Portfolio	Equalization
CLS Global Aggressive Equity Fund	$1,727,230
CLS Global Diversified Equity Fund	3,536,850
CLS Growth and Income Fund	1,316,179
CLS Flexible Income Fund	61,884

As of April 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

			Post October				Total
	Undistributed	Undistributed	Loss and	Capital	Other	Unrealized	Accumulated
	Ordinary	Long-Term	Late	Loss Carry	Book/Tax	Appreciation/	Earnings/
Portfolio	Income	Capital Gains	Year Loss	Forwards	Differences	(Depreciation)	(Deficits)
CLS Global Aggressive Equity Fund	$—	$13,495,539	$—	$—	$—	$64,561,148	$78,056,687
CLS Global Diversified Equity Fund	—	31,091,946	—	—	—	135,782,436	166,874,382
CLS Growth and Income Fund	—	10,516,945	—	—	—	63,295,307	73,812,252
CLS Flexible Income Fund	—	947,143	—	—	—	5,519,768	6,466,911
CLS Shelter Fund	237,420	—	—	(11,579,521)	—	7,192,611	(4,149,490)

The difference between book basis and tax basis undistributed net investment income/loss, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships and grantor trusts.

At April 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes

AdvisorOne Funds Semi-Annual Report
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

available to offset future capital gains and capital losses utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
CLS Global Aggressive Equity Fund	$—	$—	$—	$—
CLS Global Diversified Equity Fund	—	—	—	—
CLS Growth and Income Fund	—	—	—	1,877,601
CLS Flexible Income Fund	—	—	—	995,165
CLS Shelter Fund	11,579,521	—	11,579,521	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, distributions in excess, resulted in reclassifications for the Funds for the year ended April 30, 2021 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
CLS Global Aggressive Equity Fund	$1,727,230	$(1,727,230)
CLS Global Diversified Equity Fund	3,536,850	(3,536,850)
CLS Growth and Income Fund	1,297,275	(1,297,275)
CLS Flexible Income Fund	61,884	(61,884)
CLS Shelter Fund	—	—

The CLS Global Diversified Equity Fund acquired $2,199,877 of capital loss carryforwards related to the merger with the CLS International Equity Fund. The amount of $647,540 was utilized in current tax year and the fund has no remaining capital loss carryforwards to be recognized.

10.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AdvisorOne Funds Semi-Annual Report
Shareholder Expense Example (Unaudited)

As a shareholder of one or more of the Funds you may incur ongoing costs, including management fees; shareholder servicing expenses and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The “actual” line of each row in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “hypothetical” line of each row in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the “hypothetical” line of each row in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AdvisorOne Funds Semi-Annual Report
Shareholder Expense Example (Unaudited) (Continued)

	Beginning	Ending	Expense	Expenses
	Account Value	Account Value	Ratio	Paid During
	5/1/2021	10/31/2021	(Annualized)	the Period
CLS Global Aggressive Equity Fund
Actual:
Class N	$1,000.00	$1,340.40	1.21%	$7.14	*
Class T	1,000.00	1,340.40	1.06%	6.25	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,019.11	1.21%	6.16	*
Class T	1,000.00	1,019.86	1.06%	5.40	*

CLS Global Diversified Equity Fund
Actual:
Class N	$1,000.00	$1,353.10	1.20%	$7.12	*
Class T	1,000.00	1,353.10	1.05%	6.23	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,019.16	1.20%	6.11	*
Class T	1,000.00	1,019.91	1.05%	5.35	*

CLS Growth and Income Fund
Actual:
Class N	$1,000.00	$1,158.80	1.20%	$6.53	*
Class T	1,000.00	1,158.80	1.05%	5.71	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,019.16	1.20%	6.11	*
Class T	1,000.00	1,019.91	1.05%	5.35	*

CLS Flexible Income Fund
Actual:
Class N	$1,000.00	$1,027.40	0.90%	$4.60	*
Class T	1,000.00	1,027.40	0.75%	3.83	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,020.67	0.90%	4.58	*
Class T	1,000.00	1,021.42	0.75%	3.82	*

CLS Shelter Fund
Actual:
Class N	$1,000.00	$1,150.80	1.24%	$6.72	*
Class T	1,000.00	1,151.40	1.14%	6.18	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,018.95	1.24%	6.31	*
Class T	1,000.00	1,019.46	1.14%	5.80	*

*	Expenses are equal to each Fund’s respective annual expense ratios for the most recent six-month period, multiplied by the average account value over the period, multiplied by 184/365.

AdvisorOne Funds Semi-Annual Report

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AdvisorOne Funds Semi-Annual Report

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Advisor

Brinker Capital Investments, LLC

17605 Wright Street

Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Distributor

Northern Lights Distributors, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

1-866-811-0225

Transfer Agent

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

1-866-811-0225

Custodian

Fifth Third Bancorp

38 Fountain Square Plaza

Cincinnati, OH 45263

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered

Public Accounting Firm

Tait, Weller & Baker LLP

50 South 16th Street, Suite 2900

Philadelphia, PA 19102

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-811-0225.

AdvisorOne Funds

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

1-866-811-0225

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not required for semi-annual reports.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Jason Moore

Jason Moore, Principal Executive Officer/ President

Date 1/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jason Moore

Jason Moore, Principal Executive Officer/President

Date 1/6/22

By (Signature and Title)

/s/ Reid Peters

Reid Peters, Principal Financial Officer/Treasurer

Date 1/6/22